RECEIVABLES	12 Months Ended
Jan. 31, 2023
Receivables [Abstract]
RECEIVABLES [Text Block]

6. RECEIVABLES

A summary of the Company's receivables is as follows:

	January 31, 2023	January 31, 2022
	$	$
Taxes receivable	10,834	11,945
Trade receivables	401,476	198,478
	412,310	210,423

There was no provision for expected credit losses on trade receivables at January 31, 2023 or January 31, 2022.